RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net amount recognised in the balance sheet
Beginning Balance	£ 1,146	£ 509
Net defined benefit pension charge	(241)	(401)
Actuarial gains (losses) on defined benefit obligation	(4,958)	1,707
Return on plan assets	3,531	(1,558)
Employer contributions	1,062	863
Exchange and other adjustments	10	26
Ending Balance	£ 550	£ 1,146